INCOME AND SOCIAL CONTRIBUTION TAXES - Uncertainties about Income Tax Treatments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 40,297,796	R$ 36,939,312
Income and social contribution taxes payable	261,439	215,355
Income tax and social contribution liabilities	R$ 269,158	R$ 216,497
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%